Goodwill (Tables)	6 Months Ended
Jul. 31, 2025
Goodwill
Schedule of goodwill

	July 31,	January 31,
	2025	2025
Balance at beginning of period	924,755	760,413
Acquisition of OCR	—	52,112
Acquisition of ASD	—	35,604
Acquisition of BoxTop	—	7,747
Acquisition of MCP	—	13,429
Acquisition of Sellercloud	—	72,059
Acquisition of 3GTMS	48,245	—
Adjustments on account of foreign exchange	19,524	(16,609)
Balance at end of period	992,524	924,755